INTANGIBLE ASSETS (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [text block]
	Thousands of U.S. dollars
	Balance at December 31, 2019	Additions	Disposals	Transfers	Reclassifications between Intangible and PP&E	Translation differences	Hyperinflation Adjustments	Balance at December 31, 2020
Cost
Development	2,453	99	-	403	-	(28)	174	3,101
Customer base	262,951	-	(622)	639	-	(22,656)	3,029	243,341
Software	201,405	2,859	(9,748)	8,327	12,572	(28,647)	1,349	188,117
Other intangible assets	61,647	-	(97)	1,062	-	(5,835)	181	56,958
Work in progress	100	-	(25)	-	-	-	-	75
Total cost	528,556	2,958	(10,492)	10,431	12,572	(57,166)	4,733	491,592
Accumulated amortization
Development	(657)	(165)	-	(400)	-	59	(172)	(1,335)
Customer base	(165,445)	(19,848)	720	(630)	-	15,695	(2,497)	(172,005)
Software	(134,603)	(23,405)	9,721	(9,966)	-	18,228	(833)	(140,858)
Other intangible assets	(44,890)	(3,563)	-	565	-	2,396	(223)	(45,715)
Total accumulated amortization	(345,594)	(46,981)	10,441	(10,431)	-	36,378	(3,725)	(359,913)
Impairment	(22,921)	-	-	-	-	(2,116)	-	(25,037)
Net intangible assets	160,041	(44,023)	(51)	-	12,572	(22,904)	1,008	106,643

	Thousands of U.S. dollars
	Balance at December 31, 2018	Additions	Disposals	Transfers	Reclassifications between Intangible and PP&E	Translation differences	Hyperinflation Adjustments	Balance at December 31, 2019
Cost
Development	5,090	184	(41)	(1)	-	(3,213)	434	2,453
Customer base	262,927	-	-	-	-	(5,202)	5,226	262,951
Software	194,966	1,065	(2,771)	507	12,623	(7,371)	2,386	201,405
Other intangible assets	69,062	-	(1,410)	52	-	(6,336)	279	61,647
Work in progress	1,089	-	(25)	(505)	-	(459)	-	100
Total cost	533,134	1,249	(4,247)	53	12,623	(22,581)	8,325	528,556
Accumulated amortization
Development	(647)	(154)	41	-	-	251	(148)	(657)
Customer base	(143,290)	(22,570)	-	(234)	-	2,083	(1,434)	(165,445)
Software	(113,845)	(25,025)	2,212	-	-	2,425	(370)	(134,603)
Other intangible assets	(40,159)	(9,477)	83	181	-	4,705	(223)	(44,890)
Total accumulated amortization	(297,941)	(57,226)	2,336	(53)	-	9,465	(2,175)	(345,594)
Impairment	(23,991)	-	-	-	-	1,070	-	(22,921)
Net intangible assets	211,202	(55,977)	(1,911)	-	12,623	(12,046)	6,150	160,041